Cash and Cash Equivalents	3 Months Ended
Mar. 31, 2021
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents
6. Cash and cash equivalents

	March 31, 2021	December 31, 2020
	(in thousands)
	£	£
Cash and cash equivalents	78,625	87,356

Cash and cash equivalents comprise cash at banks with deposit maturity terms of three months or less, which is subject to insignificant risk of changes in value. Cash at banks earns interest at fixed or variable rates based on the terms agreed for each account.